OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
OPERATING EXPENSES
Schedule of components of operating expenses

	12/31/2019	12/31/2018	12/31/2017
		(Revised)
Personnel	(5,827,606)	(5,385,351)	(6,578,057)
Material	(279,773)	(261,768)	(263,553)
Services	(2,170,908)	(2,157,242)	(2,067,599)
Personnel, Material and Services (a)	(8,278,287)	(7,804,361)	(8,909,209)

Depreciation and Amortization	(1,807,429)	(1,701,989)	(1,523,906)
Donations and contributions	(156,166)	(137,802)	(163,798)
Operational Provisions/Reversals (b)	(2,005,808)	6,495,463	(4,645,594)
Others	(1,415,834)	(1,166,254)	(1,212,380)
	(13,663,524)	(4,314,943)	(16,454,887)

Schedule of operating provisions and (reversals)

	12/31/2019	12/31/2018	12/31/2017
		(Revised)
Guarantees	101,274	37,783	18,444
Contingencies	(1,757,494)	1,819,710	3,718,687
ECL - Consumers and resellers	(267,938)	160,116	155,399
ECL - Financing and loans	(356,202)	(81,388)	10,582
Onerous contracts	179,003	(1,353,849)	(594,323)
Provision/(Reversal) for losses on investments	334,100	(340,361)	(335,592)
Provision for losses on investments classified as held for sale	—	553,607	—
Impairment of long-term assets	121,581	(6,546,048)	724,766
Provision for ANEEL - CCC	53,063	—	—
TFRH	—	(1,183,583)	517,727
Others	(413,195)	438,550	429,904
	(2,005,808)	(6,495,463)	4,645,594